UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares/Principal				Fair Value

COMMON STOCKS - 96.64%

Agricultural - 0.65%
4,430	Monsanto Co.			$ 522,651

Apparel & Textiles - 0.67%
5,529	Fossil Group, Inc. *			540,736

Autos & Automotive Products - 5.14%
1,871	AutoZone, Inc. *			1,116,912
27,025	Dana Holdings Corp.			564,012
37,325	General Motors Co.			1,217,541
9,692	Harman International Industries, Inc.			1,256,374
				4,154,839
Banks, S&L's and Brokers - 2.08%
35,803	Citigroup, Inc.			1,680,951

Building & Construction - 2.05%
12,584	Chicago Bridge & Iron Co.			434,274
46,158	Quanta Services, Inc. *			1,222,264
				1,656,538
Business Services - 2.01%
5,593	Accenture, Plc. Class A			469,980
87,669	Xerox Corp.			1,154,601
				1,624,581
Capital Equipment - 4.90%
7,810	Caterpillar, Inc.			624,566
22,844	Flowserve Corp.			1,244,769
8,795	United Technologies Corp.			1,009,490
31,727	Xylem, Inc.			1,081,891
				3,960,716
Chemicals - 1.20%
12,217	Lyondell Basell Industries NV			966,243

Consumer Cyclicals - 1.47%
5,951	Whirlpool Corp.			1,184,725

Consumer Non-Durables - 1.74%
3,760	Diageo, Plc. ADR			444,169
11,434	Procter & Gamble Co.			963,772
				1,407,941
Consumer Services - 1.58%
30,913	Gap, Inc.			1,273,306

Containers & Paper - 2.71%
41,647	International Paper Co.			2,193,131

Financial Services - 3.01%
28,044	Invesco Ltd.			1,030,056
10,229	PNC Financial Services Group			864,760
2,113	Visa, Inc. Class A			538,625
				2,433,441
Food & Drug Producers - 1.34%
30,846	Mondelez International, Inc.			1,087,013

Forest Products - 5.50%
50,313	Plum Creek Timber Co., Inc.			2,239,935
61,554	Weyerhaeuser Co.			2,206,711
				4,446,646
Healthcare - 5.36%
25,128	Express Scripts Holding Co. *			2,028,081
21,699	UnitedHealth Group, Inc.			2,305,519
				4,333,600
Industrial Goods - 0.64%
18,188	Allegheny Technologies, Inc.			518,904

Industrial Products - 0.78%
14,433	Generac Holdings, Inc. *			631,299

Insurance Agents & Brokers - 1.33%
19,973	Marsh & McLennan Companies, Inc.			1,073,948

International Oil & Gas - 1.04%
9,579	Exxon Mobil Corp.			837,396

Life Insurance - 5.61%
48,380	MetLife, Inc.			2,249,670
30,137	Prudential Financial, Inc.			2,286,796
				4,536,466
Media & Entertainment - 8.19%
50,277	Arris Group, Inc. *			1,318,263
27,772	Comcast Corp., Class-A			1,469,139
25,202	Discovery Communications, Inc. *			702,632
21,056	Liberty Interactive Corp. Class-A *			576,092
57,801	News Corp. Class A *			860,657
50,989	Twenty-First Century Fox, Inc.			1,690,795
				6,617,578
Multi-Industry - 3.41%
37,322	General Electric Co.			891,622
8,637	Honeywell International, Inc.			844,353
24,935	Tyco International, Inc.			1,017,597
				2,753,572
Natural Gas - 7.14%
42,778	Devon Energy Corp.			2,578,230
15,234	National Fuel Gas Co.			966,293
20,437	Southwestern Energy Co. *			506,633
39,221	Williams Companies, Inc.			1,720,233
				5,771,389
Oil - 0.34%
11,470	Crescent Point Energy Corp.			272,298

Pharmaceuticals - 6.77%
16,308	Johnson & Johnson			1,633,083
30,120	Mylan, Inc. *			1,600,878
6,201	Perrigo Co., Plc.			940,940
41,366	Pfizer, Inc.			1,292,687
				5,467,588
Property & Casualty Insurance - 4.75%
25,356	Allstate Corp.			1,769,595
19,199	Ace Ltd.			2,072,724
				3,842,319
Retail Stores - 0.87%
10,353	Lowes Companies, Inc.			701,519

Specialty Chemicals - 2.49%
34,959	FMC Corp.			2,010,142

Technology - 5.86%
2,983	Amazon.com, Inc. *			1,057,563
5,452	CDW Corp.			155,609
13,254	EBay, Inc. *			702,462
22,859	EMC Corp.			592,733
1,652	Google, Inc. Class C *			883,027
7,538	Power Integrations, Inc.			388,810
39,938	Trimble Navigation Ltd. *			952,123
				4,732,327
Telecommunications - 2.49%
11,565	American Tower Corp. Class A			1,121,227
207,328	Sprint Corp. *			891,510
				2,012,737
Transportation - 2.68%
17,237	American Airlines Group, Inc.			845,992
7,362	Norfolk Southern Corp.			750,703
15,492	XPO Logistics, Inc. *			569,951
				2,166,646
Utilities - 0.86%
29,775	Telephone & Data Systems, Inc.			692,269

Total Common Stock (Cost $53,578,231) - 96.64%				$ 78,105,455

SHORT TERM INVESTMENTS - 2.83%
2,286,384	Invesco Short Term Investment 0.01% (Cost $2,286,384) **			$ 2,286,384

Total Investments (Cost $55,864,615) - 99.47%				$ 80,391,839

Other Assets Less Liabilities - 0.53%				429,162

Net Assets - 100.00%				$ 80,821,001

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,864,615 amounted to $24,527,224, which consisted of aggregate gross unrealized appreciation of $25,748,362 and aggregate gross unrealized depreciation of $1,221,138.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2015:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$78,105,455	$0	$0	$78,105,455
Cash Equivalents	$2,286,384	$0	$0	$2,286,384
Total	$80,391,839	$0	$0	$80,391,839

	Croft Income Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 46.52%

Agriculture - 0.77%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 112,278

Autos & Automotive Products - 1.75%
52,000	Dana Holdings Corp., 6.50%, 2/15/19	53,690
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	201,251
		254,941
Building Materials & Housing - 2.08%
180,000	Lennar Corp., 4.75%, 12/15/17	184,725
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	119,232
		303,957
Business Services - 1.12%
145,000	United Parcel Services, 5.5%, 1/15/18	162,966

Capital Goods - 1.98%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	171,953
105,000	United Technologies Corp., 5.375%, 12/15/17	117,461
		289,414
Chemicals - 2.21%
150,000	Albemarle Corp., 5.10%, 2/1/15	150,000
150,000	DuPont EI De Nemours, 6.00% 7/15/18	171,789
		321,789
Containers & Paper - 1.08%
150,000	Crown Americas LLS, 6.25%, 2/1/21	158,250

Electric & Gas Utilities - 1.29%
185,000	Exelon Corp., 4.90%, 6/15/15	187,786

Energy and Energy Services - 7.34%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	120,368
100,000	BP Capital Markets Plc, 3.125, 10/1/15	101,619
100,000	Conocophillips Corp., 5.20%, 5/15/18	111,807
150,000	Consol Energy, Inc., 8.25%, 4/1/20	150,563
140,000	Hornbeck Offshore Services, 5.875%, 4/1/20	119,350
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	162,179
167,000	SM Energy Co., 6.625%, 2/15/19	167,000
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	137,550
		1,070,436
Financial Services - 4.92%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	76,191
150,000	Capital One Financial Corp., 2.45%, 4/24/19	152,002
165,000	Deere Capital Corp., 2.00%, 1/13/17	168,549
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	63,885
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	157,833
100,000	PNC Funding Corp., 3.625%, 2/8/15	100,036
		718,496
Food & Drug Producers - 0.76%
110,000	Pfizer, Inc., 5.35%, 3/15/15	110,608

Gas & Gas Transmission - 0.70%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	102,480

Industrial Goods - 3.05%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	99,730
206,000	General Electric Co., 5.25%, 12/6/17	229,826
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	115,645
		445,201
Media & Entertainment - 3.71%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	201,345
165,000	News America Holdings, Inc., 7.75%, 2/1/24	216,465
110,000	Washington Post Co., 7.25%, 2/1/19	123,494
		541,304
Metal & Mining - 2.28%
90,000	ArcelorMittal, 4.25%, 8/5/15	91,013
100,000	Nucor Corp., 5.75%, 12/1/17	111,474
125,000	U.S. Steel Corp., 7.00%, 2/1/18	130,625
		333,112
Miscellaneous Consumer Goods & Services - 0.74%
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	108,000

Retail Stores - 1.62%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	75,735
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	160,382
		236,117
Telecommunications - 2.06%
150,000	Anixter, Inc., 5.95%, 3/1/15	150,315
150,000	CenturyLink, Inc., 5.00%, 2/15/15	150,000
		300,315
Technology - 4.70%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	196,091
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	45,538
73,000	CDW, LLC, 8.50%, 4/1/19	76,759
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	152,729
100,000	IBM Corp., 5.70%, 9/14/17	112,027
100,000	Texas Instruments, Inc., 2.375, 5/16/16	102,486
		685,630
Textiles & Apparel Manufacturing - 1.30%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	190,260

Transportation - 1.06%
150,000	Hertz Corp., 6.75%, 4/15/19	154,500

Total Corporate Bonds (Cost $6,395,158) - 46.52%		$ 6,787,840

PREFERRED STOCKS - 1.12%
3,000	CHS, Inc. 7.875%, 12/31/49 *	$ 84,240
3,000	CHS, Inc. 7.50%, 12/31/49 *	79,620

Total Preferred Stocks (Cost $150,000) - 1.12%		$ 163,860

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 24.90%
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	$ 309,352
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	313,148
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	750,821
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	755,156
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	754,043
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	751,348

Total U.S. Government Agencies & Obligations (Cost $3,621,979) - 24.90%		$ 3,633,868

SHORT TERM INVESTMENTS - 26.86%
3,919,467	Invesco Short Term Investment 0.01% (Cost $3,919,467) **	$ 3,919,467

Total Investments (Cost $14,086,603) - 99.40%		$ 14,505,035

Other Assets less Liabilities - 0.60%		87,082

Net Assets - 100.00%		$ 14,592,117

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,086,603 amounted to $353,537, which consisted of aggregate gross unrealized appreciation of $415,748 and aggregate gross unrealized depreciation of $62,211.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$6,787,840	$0	$6,787,840
Convertible Bonds	$0	$163,860	$0	$163,860
U.S. Obligations	$0	$3,633,868	$0	$3,633,868
Cash Equivalents	$3,919,467	$0	$0	$3,919,467
Total	$3,919,467	$10,585,568	$0	$14,505,035

	Croft Focus Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 94.81%

Apparel & Textiles - 3.60%
3,283	Fossil Group, Inc. *	$ 321,077

Autos & Automotive Products - 4.09%
11,178	General Motors Co.	364,626

Banks, S&L's and Brokers - 3.56%
6,756	Citigroup, Inc.	317,194

Building & Construction - 3.52%
6,666	Chicago Bridge & Iron Co.	230,044
11,871	Quanta Services, Inc. *	314,344
		544,388
Business Services - 3.70%
25,073	Xerox Corp.	330,212

Capital Equipment - 3.88%
6,347	Flowserve Corp.	345,848

Consumer Non-Durables - 6.17%
1,608	Diageo, Plc. ADR	189,953
8,309	Unilever NV	360,361
		550,314
Consumer Services - 4.05%
8,782	Gap, Inc.	361,731

Containers & Paper - 4.55%
7,703	International Paper Co.	405,640

Forest Products - 4.51%
9,043	Plum Creek Timber Co., Inc.	402,594

Healthcare - 3.70%
4,092	Express Scripts Holding Co. *	330,265

Industrial Products - 3.60%
7,342	Generac Holdings, Inc. *	321,139

Life Insurance - 3.44%
4,050	Prudential Financial, Inc.	307,314

Media & Entertainment - 7.43%
12,281	Arris Group, Inc. *	322,008
6,445	Comcast Corp., Class A	340,941
		662,949
Metals & Mining - 6.46%
4,432	Apache Corp.	277,310
6,823	Williams Companies, Inc.	299,257
		576,567
Pharmaceuticals - 3.71%
2,182	Perrigo Co. Plc.	331,097

Specialty Chemicals - 5.06%
7,855	FMC Corp.	451,663

Technology - 4.84%
1,219	Amazon.com, Inc. *	432,172

Telecommunications - 3.24%
67,143	Sprint Corp. *	288,715

Transportation - 5.01%
9,103	American Airlines Group, Inc.	446,775

Utilities - 4.11%
15,760	Telephone & Data Systems, Inc.	366,420

Total Common Stock (Cost $8,725,430) - 94.81%		$ 8,458,700

SHORT TERM INVESTMENTS - 6.08%
542,457	Invesco Short Term Investment 0.01% (Cost $542,457) **	$ 542,457

Total Investments (Cost $9,267,887) - 100.89%		$ 9,001,157

Liabilities in Excess of Other Assets - (0.89% )		(79,571)

Net Assets - 100.00%		$ 8,921,586

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At January 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,267,887 amounted to $266,730, which consisted of aggregate gross unrealized appreciation of $461,703 and aggregate gross unrealized depreciation of $728,433.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of January 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,458,700	$0	$0	$8,458,700
Cash Equivalents	$542,457	$0	$0	$542,457
Total	$9,001,157	$0	$0	$9,001,157

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 26, 2015

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 26, 2015

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 26, 2015